Share based payments - Performance Share Units (Details) - PSUs	12 Months Ended
	Dec. 31, 2022 CAD ($) item	Dec. 31, 2021 item	Dec. 31, 2020 item
Share-based payments
Number of awards outstanding	600,000	1,200,000	0
Number of awards granted	0
Number of awards vested and exercised	1,000,000
Awards vested and exercised value | $	$ 1,560,000
General and administration
Share-based payments
Recognized share-based compensation expense reversed | $	$ 1,121,400
Consultants of corporation
Share-based payments
Number of awards expired	1,200,000